Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Deposits [Table Text Block]

	December 31,
	2012	2011
Demand, non-interest bearing	$71,318	$64,751
NOW and Money Market	90,349	93,056
Savings	56,382	50,715
Time deposits, $100,000 or more	33,007	33,033
Other time deposits	135,695	145,110
	$386,751	$386,665

Schedule of Maturities of Time Deposits [Table Text Block]

	Time Deposits
Maturing in:	$100,000 or more	Other	Total Time Deposits
2013	$11,426	$58,751	70,177
2014	8,034	27,729	35,763
2015	8,983	28,886	37,869
2016	2,316	11,088	13,404
2017	1,080	5,754	6,834
Later	1,168	3,487	4,655
	$33,007	$135,695	168,702